Average Annual Total Returns{- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-16 - Fidelity Small Cap Value Fund	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Small Cap Value Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Small Cap Value Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Small Cap Value Fund: Class Z Return Before Taxes Inception Date	RS015 Past 1 year	RS015 Past 5 years	RS015 Past 10 years
Total	29.90%	10.49%	13.03%	26.71%	8.22%	10.77%	18.51%	7.67%	10.10%	32.73%	10.75%	13.02%	35.77%	10.95%	13.01%	38.15%	12.11%	14.01%	38.32%		14.80%	[1]	Oct. 02, 2018	28.27%	9.07%	12.03%

[1]	(a)Since inception October 2, 2018.